Equity Method Investment Equity Method Investment, Summarized Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Investments	$ (7,178)
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	100,800
Equity Method Investment, Summarized Financial Information, Revenue	585,047
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations	10,542
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	(190,071)
Equity Method Investment, Summarized Financial Information, Current Assets	687,341
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	4,096,823
Equity Method Investment, Summarized Financial Information, Assets	4,784,164
Equity Method Investment, Summarized Financial Information, Current Liabilities	447,200
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	2,497,952
Equity Method Investment, Summarized Financial Information, Liabilities	$ 2,945,152